Fidelity® Investments

Variable Annuity Account I

(2_fidelity_logos)

Annual Report

December 31, 2000

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Statements of Assets and Liabilities

December 31, 2000

Fidelity Investments Variable Annuity Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund
Assets:
Investments at market value	$ 1,288,343,263	$ 170,473,815	$ 1,145,258,269	$ 2,102,078,227	$ 301,849,507	$ 256,754,620	$ 718,253,817	$ 1,078,659,756	$ 282,388,839	$ 1,646,310,495
Receivable from Fidelity Investments Life Insurance Company	15,245	0	0	0	0	0	0	0	1,593	0
Total Assets	1,288,358,508	170,473,815	1,145,258,269	2,102,078,227	301,849,507	256,754,620	718,253,817	1,078,659,756	282,390,432	1,646,310,495
Liabilities:
Payable to Fidelity Investments Life Insurance Company	57,696	14,302	77,079	106,816	14,278	11,786	40,635	65,349	12,961	114,253
Total net assets	$ 1,288,300,812	$ 170,459,513	$ 1,145,181,190	$ 2,101,971,411	$ 301,835,229	$ 256,742,834	$ 718,213,182	$ 1,078,594,407	$ 282,377,471	$ 1,646,196,242
Net Assets:
Accumulation reserves	$ 1,205,944,573	$ 145,201,523	$ 1,041,103,268	$ 1,953,127,056	$ 285,230,126	$ 216,141,748	$ 637,817,881	$ 963,689,610	$ 241,468,411	$ 1,511,678,040
Annuity reserves	82,413,793	25,265,436	104,130,039	148,939,765	16,618,633	40,612,828	80,427,869	114,953,905	40,922,020	134,592,778
Payable to Fidelity Investments Life Insurance Company	(57,554)	(7,446)	(52,117)	(95,410)	(13,530)	(11,742)	(32,568)	(49,108)	(12,960)	(74,576)
Total net assets	$ 1,288,300,812	$ 170,459,513	$ 1,145,181,190	$ 2,101,971,411	$ 301,835,229	$ 256,742,834	$ 718,213,182	$ 1,078,594,407	$ 282,377,471	$ 1,646,196,242
Units outstanding (accumulation)	65,565,684	6,392,983	21,038,589	27,415,095	9,548,983	9,859,092	21,456,550	28,349,719	11,618,664	50,150,598
Unit value (accumulation)	$ 18.392923	$ 22.712639	$ 49.485413	$ 71.242761	$ 29.870210	$ 21.923088	$ 29.726022	$ 33.992916	$ 20.782804	$ 30.142772

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statements of Assets and Liabilities - continued

December 31, 2000

Fidelity Investments Variable Annuity Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap	MSDWUF - Emerging Markets Equity	MSDWUF - Emerging Markets Debt	MSDWUF - Global Equity	MSDWUF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value
Assets:
Investments at market value	$ 97,980,167	$ 411,388,103	$ 166,738,956	$ 501,996,903	$ 35,775,965	$ 7,604,277	$ 18,063,245	$ 11,465,179	$ 261,544,224	$ 254,300,960
Receivable from Fidelity Investments Life Insurance Company	0	0	0	1,869	0	0	0	0	811	1,065
Total Assets	97,980,167	411,388,103	166,738,956	501,998,772	35,775,965	7,604,277	18,063,245	11,465,179	261,545,035	254,302,025
Liabilities:
Payable to Fidelity Investments Life Insurance Company	13,994	22,310	8,253	22,896	1,596	325	771	507	12,193	11,421
Total net assets	$ 97,966,173	$ 411,365,793	$ 166,730,703	$ 501,975,876	$ 35,774,369	$ 7,603,952	$ 18,062,474	$ 11,464,672	$ 261,532,842	$ 254,290,604
Net Assets:
Accumulation reserves	$ 70,040,344	$ 343,549,534	$ 151,532,055	$ 437,238,977	$ 34,002,511	$ 6,977,771	$ 17,026,771	$ 10,513,479	$ 241,459,322	$ 226,759,100
Annuity reserves	27,930,453	67,835,215	15,206,232	64,759,751	1,773,456	626,521	1,036,501	951,705	20,085,708	27,542,914
Payable to Fidelity Investments Life Insurance Company	(4,624)	(18,956)	(7,584)	(22,852)	(1,598)	(340)	(798)	(512)	(12,188)	(11,410)
Total net assets	$ 97,966,173	$ 411,365,793	$ 166,730,703	$ 501,975,876	$ 35,774,369	$ 7,603,952	$ 18,062,474	$ 11,464,672	$ 261,532,842	$ 254,290,604
Units outstanding (accumulation)	5,087,292	20,361,443	11,402,367	39,005,684	3,841,251	661,066	1,292,317	914,945	13,635,724	12,720,189
Unit value (accumulation)	$ 13.767706	$ 16.872553	$ 13.289526	$ 11.209622	$ 8.851937	$ 10.555331	$ 13.175385	$ 11.490843	$ 17.707847	$ 17.826708

See accompanying notes which are an integral part of the financial statements.

Annual Report

	PBHG - Select Value	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	WPT - Small Company Growth	WPT - International Equity	WPT - Global Post-Venture Capital	Total
Assets:
Investments at market value	$ 102,119,814	$ 999,371,838	$ 604,261,715	$ 313,924,919	$ 88,171,959	$ 96,696,629	$ 27,543,351	$ 34,076,130	$ 13,023,394,942
Receivable from Fidelity Investments Life Insurance Company	1,068	0	0	0	0	0	0	0	21,651
Total Assets	102,120,882	999,371,838	604,261,715	313,924,919	88,171,959	96,696,629	27,543,351	34,076,130	13,023,416,593
Liabilities:
Payable to Fidelity Investments Life Insurance Company	4,600	58,399	40,452	37,864	3,949	5,184	1,658	13,274	774,801
Total net assets	$ 102,116,282	$ 999,313,439	$ 604,221,263	$ 313,887,055	$ 88,168,010	$ 96,691,445	$ 27,541,693	$ 34,062,856	$ 13,022,641,792
Net Assets:
Accumulation reserves	$ 88,894,320	$ 944,127,628	$ 558,658,180	$ 288,067,889	$ 79,091,320	$ 88,203,276	$ 25,753,292	$ 30,762,594	$ 11,844,060,599
Annuity reserves	13,226,562	55,233,315	45,591,051	25,833,750	9,080,668	8,492,631	1,789,625	3,301,808	1,179,174,932
Payable to Fidelity Investments Life Insurance Company	(4,600)	(47,504)	(27,968)	(14,584)	(3,978)	(4,462)	(1,224)	(1,546)	(593,739)
Total net assets	$ 102,116,282	$ 999,313,439	$ 604,221,263	$ 313,887,055	$ 88,168,010	$ 96,691,445	$ 27,541,693	$ 34,062,856	$ 13,022,641,792
Units outstanding (accumulation)	5,008,326	38,303,580	22,131,003	13,834,781	4,890,361	6,592,349	2,227,721	2,177,280	455,483,636
Unit value (accumulation)	$ 17.749309	$ 24.648548	$ 25.243238	$ 20.822006	$ 16.172901	$ 13.379643	$ 11.560373	$ 14.128917

Annual Report

Statements of Operations

For the year ended December 31, 2000

Fidelity Investments Variable Annuity Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund
Income:
Dividends	$ 73,597,873	$ 16,433,781	$ 21,189,110	$ 2,523,038	$ 5,533,058	$ 12,375,216	$ 24,750,092	$ 12,767,424	$ 6,823,399	$ 6,503,276
Expenses:
Mortality risk, expense risk and administrative charges	9,986,552	1,798,784	9,360,156	19,747,955	3,156,323	1,567,477	6,263,782	9,905,235	2,670,248	15,012,100
Net investment income (loss)	63,611,321	14,634,997	11,828,954	(17,224,917)	2,376,735	10,807,739	18,486,310	2,862,189	4,153,151	(8,508,824)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(7,711,069)	104,938,396	83,735,098	31,389,272	(75,589)	12,571,288	114,818,788	10,504,514	101,172,817
Realized gain distributions	0	0	79,828,742	251,042,327	34,843,309	0	58,309,540	5,580,970	27,662,427	236,068,913
Net realized gain (loss) on investments	0	(7,711,069)	184,767,138	334,777,425	66,232,581	(75,589)	70,880,828	120,399,758	38,166,941	337,241,730
Unrealized appreciation (depreciation)	0	(58,588,287)	(133,034,882)	(603,625,539)	(148,750,275)	7,952,596	(125,623,972)	(250,911,389)	(86,113,965)	(462,036,401)
Net increase (decrease) in net assets from operations	$ 63,611,321	$ (51,664,359)	$ 63,561,210	$ (286,073,031)	$ (80,140,959)	$ 18,684,746	$ (36,256,834)	$ (127,649,442)	$ (43,793,873)	$ (133,303,495)

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap*	MSDWUF - Emerging Markets Equity	MSDWUF - Emerging Markets Debt	MSDWUF - Global Equity	MSDWUF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 3,387,758	$ 5,854,223	$ 3,465,860	$ 1,962,733	$ 0	$ 726,112	$ 333,091	$ 83,750	$ 0	$ 0	$ 307,355
Expenses:
Mortality risk, expense risk and administrative charges	882,204	3,834,757	1,829,919	1,409,508	574,058	53,160	124,888	105,458	2,418,776	1,026,049	463,333
Net investment income (loss)	2,505,554	2,019,466	1,635,941	553,225	(574,058)	672,952	208,203	(21,708)	(2,418,776)	(1,026,049)	(155,978)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	896,084	34,225,786	18,444,434	2,011,696	10,143,190	139,823	(116,479)	456,879	27,170,110	14,071,271	3,634,811
Realized gain distributions	2,823,132	38,206,507	17,576,857	0	6,377,188	0	1,068,814	297,447	6,478,146	4,292,869	5,465,810
Net realized gain (loss) on investments	3,719,216	72,432,293	36,021,291	2,011,696	16,520,378	139,823	952,335	754,326	33,648,256	18,364,140	9,100,621
Unrealized appreciation (depreciation)	(11,869,523)	(99,716,384)	(79,761,267)	25,533,213	(45,675,809)	(441,708)	293,886	(2,539,821)	(135,939,657)	5,516,447	192,900
Net increase (decrease) in net assets from operations	$ (5,644,753)	$ (25,264,625)	$ (42,104,035)	$ 28,098,134	$ (29,729,489)	$ 371,067	$ 1,454,424	$ (1,807,203)	$ (104,710,177)	$ 22,854,538	$ 9,137,543

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

Annual Report

Statements of Operations - continued

For the year ended December 31, 2000

Fidelity Investments Variable Annuity Account I

of

Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Discovery Fund II**	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	WPT - Small Company Growth	WPT - International Equity	WPT - Global Post-Venture Capital	Total
Income:
Dividends	$ 0	$ 0	$ 0	$ 0	$ 195,915	$ 0	$ 146,749	$ 0	$ 198,959,813
Expenses:
Mortality risk, expense risk and administrative charges	15,602,241	6,717,608	11,029	3,172,439	597,140	866,603	285,845	250,454	119,694,081
Net investment income (loss)	(15,602,241)	(6,717,608)	(11,029)	(3,172,439)	(401,225)	(866,603)	(139,096)	(250,454)	79,265,732
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	503,515,027	75,105,911	(4,592)	25,134,515	3,044,659	9,982,484	1,176,742	1,888,396	1,182,264,262
Realized gain distributions	139,896,585	45,201,359	0	25,233,791	10,786,771	21,399,510	3,528,467	4,317,562	1,026,287,043
Net realized gain (loss) on investments	643,411,612	120,307,270	(4,592)	50,368,306	13,831,430	31,381,994	4,705,209	6,205,958	2,208,551,305
Unrealized appreciation (depreciation)	(1,542,023,655)	(337,452,057)	58,051	(127,585,690)	(9,669,804)	(65,306,002)	(15,142,505)	(16,190,122)	(4,318,451,621)
Net increase (decrease) in net assets from operations	$ (914,214,284)	$ (223,862,395)	$ 42,430	$ (80,389,823)	$ 3,760,401	$ (34,790,611)	$ (10,576,392)	$ (10,234,618)	$ (2,030,634,584)

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statements of Changes in Net Assets

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth		VIP - Overseas
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 63,611,321	$ 36,118,114	$ 14,634,997	$ 21,913,618	$ 11,828,954	$ 10,153,376	$ (17,224,917)	$ (11,743,327)	$ 2,376,735	$ 1,654,242
Net realized gain (loss) on investments	0	0	(7,711,069)	1,085,342	184,767,138	214,812,568	334,777,425	203,628,219	66,232,581	14,357,757
Unrealized appreciation (depreciation)	0	0	(58,588,287)	(4,017,281)	(133,034,882)	(148,832,159)	(603,625,539)	380,135,317	(148,750,275)	87,545,263
Net increase (decrease) in net assets from operations	63,611,321	36,118,114	(51,664,359)	18,981,679	63,561,210	76,133,785	(286,073,031)	572,020,209	(80,140,959)	103,557,262
Contract Transactions:
Payments received from contract owners	1,744,176,216	1,286,021,535	7,106,366	10,344,306	10,917,138	20,760,151	54,486,494	60,915,377	11,045,101	7,513,162
Transfers between sub-accounts (including the fixed account), net	(1,344,297,984)	(907,311,345)	(32,294,560)	(29,864,881)	(222,247,250)	(248,038,028)	162,192,668	318,329,136	8,745,645	24,941,971
Contract benefits	(4,719,504)	(5,534,677)	(3,439,638)	(2,326,682)	(9,729,407)	(10,570,766)	(12,574,816)	(6,822,816)	(1,498,146)	(826,877)
Contract terminations	(205,336,366)	(104,105,566)	(10,977,463)	(11,637,476)	(65,993,233)	(56,270,081)	(91,590,436)	(52,879,706)	(15,817,815)	(11,337,768)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	66,763	(61,352)	(11,819)	(55,066)	(60,049)	(63,500)	79,673	146,057	(4,197)	(10,524)
Net increase (decrease) in net assets from contract transactions	189,889,125	269,008,595	(39,617,114)	(33,539,799)	(287,112,801)	(294,182,224)	112,593,583	319,688,048	2,470,588	20,279,964
Total increase (decrease) in net assets	253,500,446	305,126,709	(91,281,473)	(14,558,120)	(223,551,591)	(218,048,439)	(173,479,448)	891,708,257	(77,670,371)	123,837,226
Net Assets:
Beginning of period	1,034,800,366	729,673,657	261,740,986	276,299,106	1,368,732,781	1,586,781,220	2,275,450,859	1,383,742,602	379,505,600	255,668,374
End of period	$ 1,288,300,812	$ 1,034,800,366	$ 170,459,513	$ 261,740,986	$ 1,145,181,190	$ 1,368,732,781	$ 2,101,971,411	$ 2,275,450,859	$ 301,835,229	$ 379,505,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

	VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500		VIP II - Asset Manager: Growth		VIP II - Contrafund
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 10,807,739	$ 8,127,719	$ 18,486,310	$ 19,966,835	$ 2,862,189	$ 806,313	$ 4,153,151	$ 5,081,109	$ (8,508,824)	$ (6,442,970)
Net realized gain (loss) on investments	(75,589)	3,401,686	70,880,828	59,405,964	120,399,758	92,329,081	38,166,941	32,387,097	337,241,730	148,645,881
Unrealized appreciation (depreciation)	7,952,596	(16,237,106)	(125,623,972)	(2,415,965)	(250,911,389)	124,508,783	(86,113,965)	7,512,419	(462,036,401)	219,949,013
Net increase (decrease) in net assets from operations	18,684,746	(4,707,701)	(36,256,834)	76,956,834	(127,649,442)	217,644,177	(43,793,873)	44,980,625	(133,303,495)	362,151,924
Contract Transactions:
Payments received from contract owners	5,395,005	11,926,064	9,439,917	11,134,826	26,235,515	41,913,743	8,303,683	9,448,324	34,842,781	50,161,456
Transfers between sub-accounts (including the fixed account), net	52,226,731	(42,438,815)	(1,016,231)	(47,080,749)	(84,115,761)	32,545,382	(10,785,941)	(23,374,601)	(90,447,428)	37,507,774
Contract benefits	(2,048,371)	(4,940,162)	(7,250,568)	(8,543,077)	(9,587,187)	(7,003,956)	(3,366,879)	(2,357,265)	(11,675,961)	(8,257,104)
Contract terminations	(14,899,807)	(13,541,772)	(48,609,780)	(43,218,076)	(48,357,330)	(29,865,590)	(16,319,125)	(8,964,924)	(67,088,440)	(45,750,991)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	4,216	733	(13,037)	(195,096)	(2,032)	(28,940)	28,670	(54,669)	(200,807)	56,228
Net increase (decrease) in net assets from contract transactions	40,677,774	(48,993,952)	(47,449,699)	(87,902,172)	(115,826,795)	37,560,639	(22,139,592)	(25,303,135)	(134,569,855)	33,717,363
Total increase (decrease) in net assets	59,362,520	(53,701,653)	(83,706,533)	(10,945,338)	(243,476,237)	255,204,816	(65,933,465)	19,677,490	(267,873,350)	395,869,287
Net Assets:
Beginning of period	197,380,314	251,081,967	801,919,715	812,865,053	1,322,070,644	1,066,865,828	348,310,936	328,633,446	1,914,069,592	1,518,200,305
End of period	$ 256,742,834	$ 197,380,314	$ 718,213,182	$ 801,919,715	$ 1,078,594,407	$ 1,322,070,644	$ 282,377,471	$ 348,310,936	$ 1,646,196,242	$ 1,914,069,592

Annual Report

Statements of Changes in Net Assets - continued

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	VIP III - Balanced		VIP III - Growth & Income		VIP III - Growth Opportunities		VIP III - Mid Cap*	MSDWUF - Emerging Markets Equity
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 2,505,554	$ 1,582,481	$ 2,019,466	$ (1,572,025)	$ 1,635,941	$ 943,506	$ 553,225	$ (574,058)	$ (176,889)
Net realized gain (loss) on investments	3,719,216	9,204,238	72,432,293	79,107,330	36,021,291	49,129,124	2,011,696	16,520,378	2,228,308
Unrealized appreciation (depreciation)	(11,869,523)	(6,374,709)	(99,716,384)	(27,907,245)	(79,761,267)	(37,906,680)	25,533,213	(45,675,809)	16,923,324
Net increase (decrease) in net assets from operations	(5,644,753)	4,412,010	(25,264,625)	49,628,060	(42,104,035)	12,165,950	28,098,134	(29,729,489)	18,974,743
Contract Transactions:
Payments received from contract owners	2,117,679	6,988,735	8,007,011	29,125,121	3,555,379	13,230,641	29,161,182	4,287,230	2,075,239
Transfers between sub-accounts (including the fixed account), net	(15,962,271)	7,342,988	(133,532,017)	(55,352,241)	(109,224,848)	(103,481,122)	450,678,755	(972,958)	40,713,185
Contract benefits	(2,288,568)	(1,808,453)	(6,082,577)	(6,082,856)	(2,001,699)	(2,192,746)	(1,136,716)	(271,527)	(78,355)
Contract terminations	(3,962,174)	(4,352,002)	(20,031,399)	(16,526,663)	(10,949,723)	(8,129,860)	(4,865,476)	(2,426,019)	(1,250,966)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	(5,332)	12,971	(232,663)	(36,605)	(3,990)	(61,119)	39,997	(8,948)	7,696
Net increase (decrease) in net assets from contract transactions	(20,100,666)	8,184,239	(151,871,645)	(48,873,244)	(118,624,881)	(100,634,206)	473,877,742	607,778	41,466,799
Total increase (decrease) in net assets	(25,745,419)	12,596,249	(177,136,270)	754,816	(160,728,916)	(88,468,256)	501,975,876	(29,121,711)	60,441,542
Net Assets:
Beginning of period	123,711,592	111,115,343	588,502,063	587,747,247	327,459,619	415,927,875	0	64,896,080	4,454,538
End of period	$ 97,966,173	$ 123,711,592	$ 411,365,793	$ 588,502,063	$ 166,730,703	$ 327,459,619	$ 501,975,876	$ 35,774,369	$ 64,896,080

* For the period May 1, 2000 (commencement of operations) through December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

	MSDWUF - Emerging Markets Debt		MSDWUF - Global Equity		MSDWUF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ 672,952	$ 387,443	$ 208,203	$ 55,482	$ (21,708)	$ (4,300)	$ (2,418,776)	$ (200,218)	$ (1,026,049)	$ (321,079)	$ (155,978)	$ (291,007)
Net realized gain (loss) on investments	139,823	52,286	952,335	1,082,452	754,326	87,686	33,648,256	867,275	18,364,140	2,287,120	9,100,621	3,870,481
Unrealized appreciation (depreciation)	(441,708)	182,290	293,886	(647,744)	(2,539,821)	2,474,219	(135,939,657)	30,717,543	5,516,447	3,650,843	192,900	(585,169)
Net increase (decrease) in net assets from operations	371,067	622,019	1,454,424	490,190	(1,807,203)	2,557,605	(104,710,177)	31,384,600	22,854,538	5,616,884	9,137,543	2,994,305
Contract Transactions:
Payments received from contract owners	262,502	416,636	671,359	1,324,280	552,138	396,375	17,059,034	3,883,840	10,965,848	2,539,992	4,582,638	3,588,662
Transfers between sub-accounts (including the fixed account), net	3,634,348	273,396	259,350	(3,422,048)	668,321	(1,092,928)	232,707,618	85,042,612	184,469,722	(6,626,178)	54,664,607	10,944,342
Contract benefits	(23,654)	(6,862)	(119,591)	(76,864)	(194,848)	(62,007)	(1,267,968)	(76,334)	(649,281)	(169,418)	(324,345)	(178,042)
Contract terminations	(48,522)	(53,126)	(416,590)	(407,354)	(934,848)	(340,616)	(7,309,103)	(269,549)	(4,735,672)	(1,069,269)	(2,265,107)	(940,753)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	1,172	1,341	(952)	(697)	(6,168)	3,015	64,731	11,940	12,411	2,546	3,024	11,477
Net increase (decrease) in net assets from contract transactions	3,825,846	631,385	393,576	(2,582,683)	84,595	(1,096,161)	241,254,312	88,592,509	190,063,028	(5,322,327)	56,660,817	13,425,686
Total increase (decrease) in net assets	4,196,913	1,253,404	1,848,000	(2,092,493)	(1,722,608)	1,461,444	136,544,135	119,977,109	212,917,566	294,557	65,798,360	16,419,991
Net Assets:
Beginning of period	3,407,039	2,153,635	16,214,474	18,306,967	13,187,280	11,725,836	124,988,707	5,011,598	41,373,038	41,078,481	36,317,922	19,897,931
End of period	$ 7,603,952	$ 3,407,039	$ 18,062,474	$ 16,214,474	$ 11,464,672	$ 13,187,280	$ 261,532,842	$ 124,988,707	$ 254,290,604	$ 41,373,038	$ 102,116,282	$ 36,317,922

Annual Report

Statements of Changes in Net Assets - continued

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Discovery Fund II**		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ (15,602,241)	$ (2,762,048)	$ (6,717,608)	$ (3,174,141)	$ (11,029)	$ (18,633)	$ (3,172,439)	$ (573,402)	$ (401,225)	$ (297,094)
Net realized gain (loss) on investments	643,411,612	9,207,801	120,307,270	36,793,079	(4,592)	335,679	50,368,306	1,349,619	13,831,430	4,031,294
Unrealized appreciation (depreciation)	(1,542,023,655)	676,031,390	(337,452,057)	287,462,086	58,051	(87,515)	(127,585,690)	66,604,569	(9,669,804)	7,090,430
Net increase (decrease) in net assets from operations	(914,214,284)	682,477,143	(223,862,395)	321,081,024	42,430	229,531	(80,389,823)	67,380,786	3,760,401	10,824,630
Contract Transactions:
Payments received from contract owners	107,470,579	51,059,274	30,863,295	33,137,434	71,182	146,300	25,686,687	14,044,251	3,931,220	3,435,223
Transfers between sub-accounts (including the fixed account), net	430,217,578	677,999,380	161,456,547	44,079,310	(3,191,232)	289,032	137,717,572	152,381,500	30,770,764	12,840,283
Contract benefits	(7,861,014)	(1,063,995)	(4,620,088)	(1,844,770)	(13,514)	(16,224)	(2,221,520)	(271,467)	(511,784)	(236,232)
Contract terminations	(45,955,448)	(7,515,572)	(37,350,853)	(7,488,501)	(21,822)	(40,908)	(10,631,669)	(1,452,178)	(2,585,956)	(1,020,055)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	628,083	261,728	73,362	109,483	(196)	2,366	(27,245)	19,700	5,559	(5,543)
Net increase (decrease) in net assets from contract transactions	484,499,778	720,740,815	150,422,263	67,992,956	(3,155,582)	380,566	150,523,825	164,721,806	31,609,803	15,013,676
Total increase (decrease) in net assets	(429,714,506)	1,403,217,958	(73,440,132)	389,073,980	(3,113,152)	610,097	70,134,002	232,102,592	35,370,204	25,838,306
Net Assets:
Beginning of period	1,429,027,945	25,809,987	677,661,395	288,587,415	3,113,152	2,503,055	243,753,053	11,650,461	52,797,806	26,959,500
End of period	$ 999,313,439	$ 1,429,027,945	$ 604,221,263	$ 677,661,395	$ 0	$ 3,113,152	$ 313,887,055	$ 243,753,053	$ 88,168,010	$ 52,797,806

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

Annual Report

	WPT - Small Company Growth		WPT - International Equity		WPT - Global Post-Venture Capital		Total
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99
Operations:
Net investment income (loss)	$ (866,603)	$ (171,003)	$ (139,096)	$ 92,533	$ (250,454)	$ (55,782)	$ 79,265,732	$ 79,078,853
Net realized gain (loss) on investments	31,381,994	2,004,345	4,705,209	179,279	6,205,958	361,254	2,208,551,305	972,232,245
Unrealized appreciation (depreciation)	(65,306,002)	12,968,059	(15,142,505)	3,699,852	(16,190,122)	3,847,450	(4,318,451,621)	1,686,291,277
Net increase (decrease) in net assets from operations	(34,790,611)	14,801,401	(10,576,392)	3,971,664	(10,234,618)	4,152,922	(2,030,634,584)	2,737,602,375
Contract Transactions:
Payments received from contract owners	8,139,324	1,350,991	2,948,819	842,164	3,069,100	346,462	2,175,350,422	1,678,070,564
Transfers between sub-accounts (including the fixed account), net	81,803,043	11,333,526	16,355,365	11,659,796	29,860,653	1,608,293	(9,659,194)	1,748,970
Contract benefits	(508,138)	(105,629)	(122,288)	(14,283)	(138,911)	(26,155)	(96,248,508)	(71,494,074)
Contract terminations	(3,702,901)	(542,018)	(1,279,725)	(252,817)	(1,217,134)	(98,797)	(745,679,936)	(429,322,954)
Other transfers (to) from Fidelity Investments Life Insurance Co., net	42,383	(1,431)	771	759	1,469	241	474,849	73,739
Net increase (decrease) in net assets from contract transactions	85,773,711	12,035,439	17,902,942	12,235,619	31,575,177	1,830,044	1,324,237,633	1,179,076,245
Total increase (decrease) in net assets	50,983,100	26,836,840	7,326,550	16,207,283	21,340,559	5,982,966	(706,396,951)	3,916,678,620
Net Assets:
Beginning of period	45,708,345	18,871,505	20,215,143	4,007,860	12,722,297	6,739,331	13,729,038,743	9,812,360,123
End of period	$ 96,691,445	$ 45,708,345	$ 27,541,693	$ 20,215,143	$ 34,062,856	$ 12,722,297	$ 13,022,641,792	$ 13,729,038,743

Notes to Financial Statements

For the years ended December 31, 2000 and 1999

Fidelity Investments Variable Annuity Account I
of
Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

A contractholder may allocate funds into the following subaccounts: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Morgan Stanley Dean Witter Universal Funds (MSDWUF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Warburg Pincus Trust (WPT). In addition, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2000, FILI added one new subaccount, VIP III - Mid Cap, and closed the SVIP - Discovery Fund II subaccount. Contractholders had the opportunity to redirect assets and any assets remaining in the SVIP - Discovery Fund II subaccount were automatically moved to the VIP III - Mid Cap subaccount.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

Accounting for Investments

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after December 15, 2000. The impact of this guide is not expected to be significant.

Annual Report

Notes to Financial Statements - continued

3. Expenses

FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

In 1999, FILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, FILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserves contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the period ended December 31, 2000:

	Purchases	Sales
VIP - Money Market	$ 1,769,733,784	$ 1,516,190,887
VIP - High Income	71,754,019	96,721,834
VIP - Equity-Income	174,147,091	369,525,117
VIP - Growth	504,823,581	158,305,772
VIP - Overseas	218,633,787	178,928,877
VIP II - Investment Grade Bond	120,405,161	68,907,862
VIP II - Asset Manager	132,468,785	103,081,999
VIP II - Index 500	150,675,793	257,994,080
VIP II - Asset Manager: Growth	66,019,329	56,331,975
VIP II - Contrafund	314,358,429	221,253,942
VIP III - Balanced	24,259,415	39,017,401
VIP III - Growth & Income	73,253,359	184,876,721
VIP III - Growth Opportunities	25,389,197	124,793,027
VIP III - Mid Cap	487,370,248	12,918,254
MSDWUF - Emerging Markets Equity	60,961,158	54,548,654
MSDWUF - Emerging Markets Debt	19,844,539	15,345,416
MSDWUF - Global Equity	15,008,279	13,336,915
MSDWUF - International Magnum	10,974,519	10,613,678
PBHG - Growth II	337,613,334	92,288,270
PBHG - Small Cap Value	244,578,808	51,238,604
PBHG - Select Value	112,854,376	50,880,195
PBHG - Technology & Communications	1,467,635,453	858,782,932
PBHG - Select 20	319,667,770	130,721,304
SVIF - Discovery Fund II	2,405,698	5,572,309
SVIF - Mid Cap Growth Fund II	237,856,403	65,233,362
SVIF - Opportunity Fund II	59,013,095	17,013,797
WPT - Small Company Growth	138,893,734	32,581,932
WPT - International Equity	36,182,396	14,888,425
WPT - Global Post-Venture Capital	42,063,238	6,407,679

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost and net asset value per share of each subaccount at December 31, 2000:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	1,288,343,263	$ 1,288,343,263	$ 1.000
VIP - High Income	20,840,320	256,212,853	8.180
VIP - Equity-Income	44,876,891	963,784,058	25.520
VIP - Growth	48,157,577	1,834,964,618	43.650
VIP - Overseas	15,100,025	339,886,046	19.990
VIP II - Investment Grade Bond	20,393,536	256,666,213	12.590
VIP II - Asset Manager	44,890,864	714,150,018	16.000
VIP II - Index 500	7,213,668	893,708,322	149.530
VIP II - Asset Manager: Growth	19,596,727	297,200,889	14.410
VIP II - Contrafund	69,347,536	1,323,292,703	23.740
VIP III - Balanced	6,780,634	105,716,996	14.450
VIP III - Growth & Income	26,958,591	411,825,170	15.260
VIP III - Growth Opportunities	9,399,039	190,774,409	17.740
VIP III - Mid Cap	24,789,971	476,463,690	20.250
MSDWUF - Emerging Markets Equity	5,045,975	65,854,676	7.090
MSDWUF - Emerging Markets Debt	1,100,474	9,036,281	6.910
MSDWUF - Global Equity	1,369,465	18,436,636	13.190
MSDWUF - International Magnum	973,275	12,690,586	11.780
PBHG - Growth II	13,852,978	366,628,543	18.880
PBHG - Small Cap Value	14,198,825	243,767,989	17.910
PBHG - Select Value	6,331,049	100,146,994	16.130
PBHG - Technology & Communications	40,346,057	1,861,296,689	24.770
PBHG - Select 20	25,571,803	599,258,496	23.630
SVIF - Mid Cap Growth Fund II	13,268,171	373,530,871	23.660
SVIF - Opportunity Fund II	3,683,039	91,180,444	23.940
WPT - Small Company Growth	5,797,160	149,571,315	16.680
WPT - International Equity	2,566,948	39,485,074	10.730
WPT - Global Post-Venture Capital	2,501,918	46,722,172	13.620

Annual Report

Notes to Financial Statements - continued

6. Unit Values

The accumulation unit values included in the statements of assets and liabilities are as of December 29, 2000. A summary of changes in accumulation units for variable annuity contracts at December 29, 2000 and December 31, 1999 are as follows:

	Beginning Balance Units	Payments Received from Contract Owners	Transfers Between Subaccounts, Net	Contract Benefits and Terminations	Ending Balance Units
January 1, 2000 to December 29, 2000
VIP - Money Market	57,437,711	76,846,293	(54,552,260)	(14,166,060)	65,565,684
VIP - High Income	7,900,244	253,796	(1,241,181)	(519,876)	6,392,983
VIP - Equity-Income	27,782,187	238,520	(5,189,008)	(1,793,110)	21,038,589
VIP - Growth	26,896,697	673,374	1,244,644	(1,399,620)	27,415,095
VIP - Overseas	9,883,063	315,827	(106,783)	(543,124)	9,548,983
VIP II - Investment Grade Bond	8,926,481	260,603	1,469,637	(797,629)	9,859,092
VIP II - Asset Manager	23,956,537	307,243	(816,601)	(1,990,629)	21,456,550
VIP II - Index 500	32,433,379	714,229	(3,210,551)	(1,587,338)	28,349,719
VIP II - Asset Manager: Growth	13,048,622	362,204	(981,989)	(810,173)	11,618,664
VIP II - Contrafund	55,465,802	1,094,055	(3,739,332)	(2,669,927)	50,150,598
VIP III - Balanced	6,804,534	149,632	(1,515,659)	(351,215)	5,087,292
VIP III - Growth & Income	29,319,255	467,925	(7,996,205)	(1,429,532)	20,361,443
VIP III - Growth Opportunities	18,899,900	236,867	(6,821,771)	(912,629)	11,402,367
VIP III - Mid Cap*	0	2,753,207	36,799,268	(546,791)	39,005,684
MSDWUF - Emerging Markets Equity	4,154,981	299,552	(391,432)	(221,850)	3,841,251
MSDWUF - Emerging Markets Debt	345,928	25,959	296,700	(7,521)	661,066
MSDWUF - Global Equity	1,301,505	56,396	(16,742)	(48,842)	1,292,317
MSDWUF - International Magnum	943,026	44,897	15,272	(88,250)	914,945
PBHG - Growth II	5,516,793	708,848	7,766,642	(356,559)	13,635,724
PBHG - Small Cap Value	2,934,512	654,468	9,445,656	(314,447)	12,720,189
PBHG - Select Value	2,204,343	282,019	2,671,900	(149,936)	5,008,326
PBHG - Technology & Communications	31,566,100	2,228,633	5,833,884	(1,325,037)	38,303,580
PBHG - Select 20	19,184,426	874,445	3,308,237	(1,236,105)	22,131,003
SVIF - Discovery Fund II**	262,798	6,386	(266,664)	(2,520)	0
SVIF - Mid Cap Growth Fund II	9,194,563	971,045	4,168,207	(499,034)	13,834,781
SVIF - Opportunity Fund II	3,180,619	251,299	1,662,970	(204,527)	4,890,361
WPT - Small Company Growth	2,580,091	473,879	3,823,794	(285,415)	6,592,349
WPT - International Equity	1,244,582	198,624	887,129	(102,614)	2,227,721
WPT - Global Post-Venture Capital	694,255	166,897	1,393,732	(77,604)	2,177,280

* For the period May 1, 2000 (commencement of operations) through December 29, 2000.

** For the period January 1, 2000 through May 26, 2000 (ceased operations).

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

	Beginning Balance Units	Payments Received from Contract Owners	Transfers Between Subaccounts, Net	Contract Benefits and Terminations	Ending Balance Units
January 1, 1999 to December 31, 1999
VIP - Money Market	42,335,962	65,024,585	(41,035,176)	(8,887,660)	57,437,711
VIP - High Income	9,274,597	356,331	(1,152,725)	(577,959)	7,900,244
VIP - Equity-Income	34,627,026	449,858	(5,652,786)	(1,641,911)	27,782,187
VIP - Growth	22,783,884	917,019	4,471,613	(1,275,819)	26,896,697
VIP - Overseas	9,537,903	253,497	597,373	(505,710)	9,883,063
VIP II - Investment Grade Bond	11,642,575	594,181	(2,212,000)	(1,098,275)	8,926,481
VIP II - Asset Manager	27,415,335	383,845	(1,751,559)	(2,091,084)	23,956,537
VIP II - Index 500	32,083,136	1,235,693	661,926	(1,547,376)	32,433,379
VIP II - Asset Manager: Growth	14,675,155	433,529	(1,260,297)	(799,765)	13,048,622
VIP II - Contrafund	55,426,745	1,771,928	970,357	(2,703,228)	55,465,802
VIP III - Balanced	6,933,405	490,301	166,077	(785,249)	6,804,534
VIP III - Growth & Income	32,986,321	1,728,512	(3,180,687)	(2,214,891)	29,319,255
VIP III - Growth Opportunities	25,247,156	840,484	(6,314,478)	(873,262)	18,899,900
MSDWUF - Emerging Markets Equity	586,128	192,894	3,620,769	(244,810)	4,154,981
MSDWUF - Emerging Markets Debt	280,904	49,309	27,232	(11,517)	345,928
MSDWUF - Global Equity	1,504,399	113,578	(260,807)	(55,665)	1,301,505
MSDWUF - International Magnum	998,415	34,400	(56,609)	(33,180)	943,026
PBHG - Growth II	439,863	237,579	4,898,992	(59,641)	5,516,793
PBHG - Small Cap Value	3,428,665	226,116	(501,445)	(218,824)	2,934,512
PBHG - Select Value	1,331,167	249,185	780,998	(157,007)	2,204,343
PBHG - Technology & Communications	1,929,033	2,150,661	28,462,505	(976,099)	31,566,100
PBHG - Select 20	16,529,457	1,757,084	1,889,829	(991,944)	19,184,426
SVIF - Discovery Fund II	215,120	15,494	32,424	(240)	262,798
SVIF - Mid Cap Growth Fund II	832,891	771,508	7,775,504	(185,340)	9,194,563
SVIF - Opportunity Fund II	2,219,038	257,304	858,223	(153,946)	3,180,619
WPT - Small Company Growth	1,848,787	116,290	791,446	(176,432)	2,580,091
WPT - International Equity	374,074	60,831	828,057	(18,380)	1,244,582
WPT - Global Post-Venture Capital	588,128	28,870	90,036	(12,779)	694,255

Annual Report

Report of Independent Accountants

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2000, and the result of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Annual Report

Annual Report

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., Fidelity Investments Insurance
Agency of Texas, Inc. and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0201
1.540223.103